DEBT AND CREDIT AGREEMENTS - Summary of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current liabilities:
Long-term debt payable within one year	$ 925	$ 1,150
Long-term liabilities:
Long-term debt	18,092	16,329
Total long-term debt	$ 19,017	$ 17,479